Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
October 31, 2018

Dates Covered
Collections Period	10/01/18 - 10/31/18
Interest Accrual Period	10/15/18 - 11/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/18	376,660,513.13	23,445
Yield Supplement Overcollateralization Amount 09/30/18	13,553,206.42	0
Receivables Balance 09/30/18	390,213,719.55	23,445
Principal Payments	16,420,491.74	474
Defaulted Receivables	1,027,028.26	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	12,696,223.67	0
Pool Balance at 10/31/18	360,069,975.88	22,905

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.89%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	9,862,456.19	535
Past Due 61-90 days	2,561,517.94	147
Past Due 91-120 days	632,891.60	31
Past Due 121+ days	0.00	0
Total	13,056,865.73	713

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Delinquency Trigger Occurred	NO

Recoveries	687,515.26
Aggregate Net Losses/(Gains) - October 2018	339,513.00
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.04%
Prior Net Losses Ratio	2.33%
Second Prior Net Losses Ratio	1.62%
Third Prior Net Losses Ratio	0.71%
Four Month Average	1.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.04%

Overcollateralization Target Amount	16,203,148.91
Actual Overcollateralization	16,203,148.91
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.95%
Weighted Average Remaining Term	42.35

Flow of Funds	$ Amount

Collections	18,374,486.72
Investment Earnings on Cash Accounts	67,690.34
Servicing Fee	(325,178.10)
Transfer to Collection Account	0.00
Available Funds	18,116,998.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	372,831.19
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,843,963.07
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,862,706.95

Total Distributions of Available Funds	18,116,998.96

Servicing Fee	325,178.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 10/15/18	359,710,790.04
Principal Paid	15,843,963.07
Note Balance @ 11/15/18	343,866,826.97

Class A-1
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-3
Note Balance @ 10/15/18	258,220,790.04
Principal Paid	15,843,963.07
Note Balance @ 11/15/18	242,376,826.97
Note Factor @ 11/15/18	74.8076626%

Class A-4
Note Balance @ 10/15/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	75,480,000.00
Note Factor @ 11/15/18	100.0000000%

Class B
Note Balance @ 10/15/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	26,010,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	410,328.94
Total Principal Paid	15,843,963.07
Total Paid	16,254,292.01

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	279,739.19
Principal Paid	15,843,963.07
Total Paid to A-3 Holders	16,123,702.26

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4358293
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8286047
Total Distribution Amount	17.2644340

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8633926
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.9011206
Total A-3 Distribution Amount	49.7645132

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/18	23,407,920.41
Investment Earnings	41,038.21
Investment Earnings Paid	(41,038.21)
Deposit/(Withdrawal)	-
Balance as of 11/15/18	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41